Trade and other receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

	December 31, 2025	December 31, 2024
Current assets	€m	€m
Trade receivables	295.7	282.9
Prepayments and accrued income	16.9	15.0
Other receivables	38.2	36.7
Total current trade and other receivables	350.8	334.6
Non-current assets
Other receivables	7.0	8.6
Total non-current trade and other receivables	7.0	8.6
Total trade and other receivables	357.8	343.2

Trade receivables, prepayments and other receivables, except for those defined as non-current, are expected to be recovered in less than 12 months. Other receivables includes VAT receivable.
The aging of trade receivables is detailed below:

	Gross	Impairment	Net
December 31, 2025	€m	€m	€m
Not past due	391.0	(0.1)	390.9
Past due less than 1 month	67.7	(0.1)	67.6
Past due 1 to 3 months	16.4	—	16.4
Past due 3 to 6 months	3.6	(0.1)	3.5
Past due more than 6 months	12.9	(3.5)	9.4
Sub-total	491.6	(3.8)	487.8
Reduction in trade-terms			(192.1)
Total trade receivables			295.7
	Gross	Impairment	Net
December 31, 2024	€m	€m	€m
Not past due	448.6	(0.4)	448.2
Past due less than 1 month	32.0	(0.1)	31.9
Past due 1 to 3 months	16.0	(0.2)	15.8
Past due 3 to 6 months	6.8	(0.4)	6.4
Past due more than 6 months	5.6	(2.8)	2.8
Sub-total	509.0	(3.9)	505.1
Reduction in trade-terms			(222.2)
Total trade receivables			282.9
Reduction in trade-terms are described in Notes 3 and 4.
The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable. The Company does not hold any collateral as security.
Debts past due are not provided against where there are eligible trade terms deductions which can be offset against them.
Liabilities related to contracts with customers
The Company has recognized the following liabilities related to contracts with customers:

	Year ended December 31, 2025	Year ended December 31, 2024
	€m	€m
Trade terms liabilities reported within trade receivables	(192.1)	(222.2)
Trade terms liabilities reported within trade and other payables (Note 19)	(154.5)	(112.4)
Total trade terms liabilities	(346.6)	(334.6)
Significant changes to trade terms liabilities
Trade terms liabilities are calculated based on estimated transaction price as of the reporting date. As a result, trade terms liabilities will change over time as estimates are revised and liabilities are settled. None of these changes are considered to be significant for the year ended December 31, 2025, or in previous years presented.
Revenue recognized in relation to trade terms
Trade terms relate to sales made with variable consideration and are an estimate as disclosed in Note 4(a). Revenue recognized in the year ended December 31, 2025 relating to performance obligations that were satisfied in the prior year was €24.7 million (2024: €23.5 million).